Investments	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Investments
3.	INVESTMENTS

	2015	2016	2016
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	67,580	59,017	8,500
Additions	—	6,933	999
Unrealized gains	4,380	2,463	355
Unrealized losses	(43,617)	(46,087)	(6,638)
Exchange differences	(1,296)	(1,869)	(269)

Total at fair value	27,047	20,457	2,947

Equity securities listed in Hong Kong	9,892	20,457	2,947
Equity securities listed in Singapore	17,155	—	—

Total	27,047	20,457	2,947

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	14,701	15,789	2,274
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	14,701	15,789	2,274
Unrealized gains / (loss)	2,853	(115)	(17)
Exchange differences	232	309	45

Total at fair value	17,786	15,983	2,302

As of the end of reporting period, the Company considers the declines in market value of its marketable securities in its investment portfolio not to be other than temporary in nature, therefore no impairment is recorded. Fair values were determined using closing prices of each individual security in the investment portfolio. When evaluating an investment for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below its cost basis, the financial condition of the issuer and any changes thereto, and the Company’s intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment’s cost basis. No impairment loss was recognized for the years presented.